Net parent investment (FY) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Net Parent Investment [Abstract]
Net transfers to Parent as reflected on the combined statements of cash flows	$ (91)	$ (297)	$ (304)	[1]	$ (20)	[1]	$ (188)	[1]
Capital contribution of related-party note	(1,999)	0	0		0		(3,500)	[2]
Other non-cash activities with Parent, net	25	32	31	[3]	3	[3]	(11)	[3]
Net transfers to Parent as reflected on the combined statements of equity	$ (1,933)	$ 265	$ (273)		$ (17)		$ (3,699)

[1]	Net transfers to Parent as reflected on the combined statements of cash flows includes general financing activities and allocation of Parent’s corporate expenses.
[2]	Certain financing transactions, including the issuance of a $3,500 million related-party note payable during the year ended December 31, 2022 for the contribution of legal entities and related assets and liabilities within the carve-out perimeter from Parent at their historical carrying amounts through an internal reorganization transaction, are non-cash in nature and therefore have not been reflected in the combined statements of cash flows.
[3]	Other non-cash activities with Parent, net primarily consist of income taxes paid by Parent.